TAXATION - Disclosure Of Reconciliation To South African Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Implied tax charge at 28%	$ 137	$ 268	$ 445
Expenses not tax deductible	84	22	29
Share of associates and joint ventures' profit	(46)	(70)	(78)
Tax rate differentials and withholding taxes	25	54	96
Exchange variations and translation adjustments	0	6	28
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	3	6	(14)
Tax effect of retained SA items	0	0	16
Tax allowances	0	0	(1)
Derecognition of deferred tax assets	0	0	78
Impact of statutory tax rate change	0	2	0
Adjustment in respect of prior years(5)	36	0	2
Income tax expense	173	312	625	[1]
Obuasi
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Deferred tax assets recognised at Obuasi	(56)	0	(6)
Current year tax losses (expense) not recognised:	(50)	6	0
AngloGold Ashanti Holdings plc
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	24	25	31
North America
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	22	13	4
Siguiri
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	(27)	(37)	(8)
SA Corporate
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	20	18	0
Other
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Other	$ 1	$ (1)	$ 3

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.